UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of registrant as specified in charter)

2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)           The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Annual Shareholder Report

DoubleLine Securitized Credit ETF

 NYSE Arca: DSCO   (Inception Date: September 3, 2019)

March 31, 2026

This annual shareholder report contains important information about the DoubleLine Securitized Credit ETF for the period of 4/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DSCO	$74	0.72%

How did the Fund perform last year?

For the 12-month period ended March 31, 2026, the DoubleLine Securitized Credit ETF outperformed the benchmark Bloomberg US Aggregate Bond Index return of 4.35% on a net asset value basis.

How did the Fund perform since inception?

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. ETF expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Securitized Credit ETF (DSCO) - $11,353
Bloomberg US Aggregate Bond Index - $10,495
12,000
11,000
10,000
9,000
8,000
9/3/2019
3/31/2020
3/31/2021
3/31/2022
3/31/2023
3/31/2024
3/31/2025
3/31/2026

Table Summary
	DoubleLine Securitized Credit ETF (DSCO)	Bloomberg US Aggregate Bond Index
9/3/2019	$10,000	$10,000
3/31/2020	$8,265	$10,260
3/31/2021	$9,893	$10,333
3/31/2022	$9,654	$9,904
3/31/2023	$8,872	$9,430
3/31/2024	$9,908	$9,590
3/31/2025	$10,775	$10,058
3/31/2026	$11,353	$10,495

What factors influenced performance?

All sectors within the Fund generated positive performance. The biggest contributor to Fund performance was non-Agency residential mortgage-backed securities, supported by a favorable supply-demand dynamic.

Positioning

The duration of the Fund increased while the yield to maturity decreased primarily in response to market conditions, rather than positioning by the investment team. The target allocations to non-Agency residential mortgage-backed securities and asset-backed securities increased. The target allocations to Agency mortgage-backed securities and collateralized loan obligations decreased.

Top Contributors

  Non-Agency Residential Mortgage-Backed Securities

  Commercial Mortgage-Backed Securities

Top Detractors

  All holdings within the Fund contributed to performance.

Annual Performance (%)Footnote Reference1

Table Summary
	1 Year	5 years	Since Inception September 3, 2019
Total Return based on NAV	5.37%	2.79%	1.95%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	0.74%
Footnote	Description
Footnote[1]	DoubleLine Securitized Credit Fund, a series of DoubleLine Funds Trust (the "Predecessor Fund"), reorganized into the Fund on January 30, 2026, following shareholder approval (the "Reorganization"). The Predecessor Fund commenced operations on September 3, 2019. The Fund commenced operations as an ETF as of January 30, 2026 and, as result of the Reorganization, adopted the performance history of Class I Shares of the Predecessor Fund.

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$176,493,054
  Number of Portfolio Holdings285
  Portfolio Turnover Rate57%
  Net Investment Advisory Fees$490,901

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Non-Agency Residential Collateralized Mortgage Obligations	33.1
U.S. Government and Agency Mortgage-Backed Obligations	19.7
Collateralized Loan Obligations	16.8
Non-Agency Commercial Mortgage-Backed Obligations	14.2
Asset-Backed Obligations	10.9
Short-Term Investments	5.7
Other	-0.4

Credit Quality Breakdown (% of Net Assets)

Table Summary
Government	8.6
Agency	11.1
AAA	17.4
AA	4.7
A	12.4
BBB	31.1
BB	5.4
B	1.4
Not Rated	2.5
Other	5.4
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Table Summary
FHLMC UMBS, Pool SL2456, 5.50%, 08/01/2055	1.8
FNMA REMICS, Series 2022-68-FB (SOFR 30 Day Average + 0.87%, 6.00% Cap), 4.53%, 10/25/2052	1.6
FHLMC UMBS, Pool SL3050, 5.50%, 09/01/2055	1.6
FHLMC UMBS, Pool SL2062, 5.50%, 07/01/2055	1.1
Verus Securitization Trust, Series 2025-11-A3, 5.27%, 11/25/2070	1.1
COLT Mortgage Loan Trust, Series 2026-2-M1, 5.42%, 03/25/2071	1.0
Aspire Mortgage Trust, Series 2026-1-M1, 5.40%, 01/25/2066	1.0
OBX Trust, Series 2026-R1-M1, 5.56%, 01/25/2063	1.0
Deephaven Residential Mortgage Trust, Series 2026-INV1-M1, 5.77%, 12/25/2070	1.0
Santander Mortgage Asset Receivable Trust, Series 2026-NQM1-M1, 5.80%, 11/25/2065	1.0

How has the Fund changed?

DoubleLine Securitized Credit Fund, a series of DoubleLine Funds Trust was reorganized into the Fund on January 30, 2026 following shareholder approval. The Fund commenced operations as an ETF as of that date and, as result of the Reorganization, adopted the performance and financial history of Class I Shares of the Predecessor Fund, which had a different independent registered public accounting firm. For periods prior to March 31, 2025, the financial information was audited by the Predecessor's independent registered public accounting firm.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

DSCO326

(b)           Not applicable.

Item 2. Code of Ethics.

As of the end of the period, March 31, 2026, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third-party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics.  During the period covered by this report, there have been no waivers granted under the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. John C. Salter is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

The information in the table below is for services rendered to the Registrant by PricewaterhouseCoopers LLP (“PwC”) for the fiscal years ended March 31, 2025 and March 31, 2026, respectively.

	2025	2026
Audit Fees(a)	$36,235	$0
Audit Related Fees(b)	0	0
Tax Fees(c)	$13,396	$0
All Other Fees(d)	0	0
Total:	$49,631	$0

The information in the table below is for services rendered to the Registrant by Deloitte &
Touche LLP (“Deloitte”) for the fiscal years ended March 31, 2025 and March 31, 2026, respectively.

	2025	2026
Audit Fees(a)		$$47,000
Audit Related Fees(b)	0	0
Tax Fees(c)	$0	$11,355
All Other Fees(d)	0	0
Total:	$0	$58,355

(a)          Audit Fees: These fees relate to professional services rendered by PwC and Deloitte for the audit of the Registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)           Audit Related Fees: These fees relate to assurance and related services by PwC and Deloitte related to audit services in connection with the March 31, 2025 and March 31, 2026 annual financial statement.

(c)           Tax Fees: These fees relate to professional services rendered by PwC and Deloitte for tax compliance, tax advice and tax planning.

(d)           All Other Fees: These fees relate to products and services provided by PwC and Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)      Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)      None of the services described in each of Items 4(b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             Not Applicable.

(g)           The aggregate fees billed by PwC for non-audit services rendered to the Registrant and service affiliates for the fiscal-years ended March 31, 2025, and March 31, 2026, were $13,396 and $0, respectively.

The aggregate fees billed by Deloitte for non-audit services rendered to the Registrant and service affiliates for the fiscal-years ended March 31, 2025, and March 31, 2026, were $0 and $11,355, respectively.

(h)           Not applicable.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants.
(a)           The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William A. Odell, Yury Friedman, Joseph A. Ciprari and John C. Salter, are members of the Audit Committee.
(b)           Not Applicable.

Item 6. Investments

(a)           The Registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)           Copy of the most recent financial statements:

(b)           Included as part of the financial statements filed under Item 7(a) of this Form.

Annual Financial Statements and
Other Information
March 31, 2026
DoubleLine Securitized Credit ETF*
NYSE ARCA: DSCO
* DoubleLine Securitized Credit Fund (formerly known as DoubleLine Income Fund) reorganized with and into DoubleLine Securitized Credit ETF on January 30,
2026
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Annual Financial Statements and Other Information
|
March 31, 2026

Table of Contents
Page
Schedule of Investments 4
Statement of Assets and Liabilities 11
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 29
Federal Tax Information 30
Privacy Policy 31
Form N-CSR – Items 8-11 37

Schedule of Investments DoubleLine Securitized Credit ETF
March 31, 2026

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET-BACKED OBLIGATIONS 10.9%
AASET ,
459,564 Series 2025-1A-B 6.58%
(a)
02/16/2050 460,245
Aaset Ltd. ,
268,240 Series 2024-2A-B 6.61%
(a)
09/16/2049 268,357
Aaset Trust ,
402,126 Series 2024-1A-B 6.90%
(a)
05/16/2049 404,895
Affirm Asset Securitization Trust ,
565,324 Series 2025-X2-A 4.45%
(a)
10/15/2030 565,804
ALTDE Trust ,
925,681 Series 2025-1A-B 6.53%
(a)
08/15/2050 924,323
AmeriCredit Automobile Receivables Trust ,
950,000 Series 2026-1-A2 4.03%
(a)
04/18/2029 949,714
Avant Credit Card Master Trust ,
650,000 Series 2025-1A-D 5.72%
(a)
04/15/2031 640,570
Castlelake Aircraft Structured Trust ,
700,000 Series 2026-1A-B 5.76%
(a)
03/15/2051 690,145
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 506,088
DataBank Issuer II LLC ,
1,000,000 Series 2025-1A-B 5.67%
(a)
09/27/2055 963,701
Hardee's Funding LLC ,
490,000 Series 2024-1A-A2 7.25%
(a)
03/20/2054 500,954
Hotwire Funding LLC ,
1,000,000 Series 2021-1-B 2.66%
(a)
11/20/2051 984,854
Lunar Structured Aircraft Portfolio Notes ,
365,675 Series 2021-1-C 5.68%
(a)
10/15/2046 361,814
MAST Ltd. ,
695,833 Series 2026-1A-A 5.13%
(a)
02/15/2051 681,169
MetroNet Infrastructure Issuer LLC ,
750,000 Series 2026-1A-A2 5.27%
(a)
04/20/2056 754,307
Navigator Aviation Ltd. ,
976,046 Series 2025-1-B 5.89%
(a)
10/15/2050 955,374
NBC Funding LLC ,
500,000 Series 2025-1A-A2 6.21%
(a)
07/30/2055 498,588
Phantom Aviation ,
498,171 Series 2026-1A-B 6.03%
(a)
01/15/2051 502,768
Progress Residential Trust ,
1,200,000 Series 2024-SFR2-D 3.40%
(a)(b)
04/17/2041 1,134,886
QTS Issuer ABS II LLC ,
1,000,000 Series 2025-1A-B 5.78%
(a)
10/05/2055 969,803
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(a)
09/15/2048 493,998
SEB Funding LLC ,
250,000 Series 2026-1A-A2 6.67%
(a)
01/30/2056 248,622
SSI ABS Issuer LLC ,
242,642 Series 2025-1-A 6.15%
(a)
07/25/2065 241,061
Sunnova Helios II Issuer LLC ,
511,244 Series 2019-AA-B 4.49%
(a)
06/20/2046 455,754
Switch ABS Issuer LLC ,
500,000 Series 2024-1A-B 6.50%
(a)
03/25/2054 500,590
750,000 Series 2024-2A-C 10.03%
(a)
06/25/2054 765,522
Uniti Fiber Abs Issuer LLC ,
500,000 Series 2025-1A-B 6.37%
(a)
04/20/2055 508,849
Upstart Securitization Trust ,
478,634 Series 2022-4-B 8.68%
(a)
08/20/2032 482,032
500,000 Series 2025-2-C 6.02%
(a)
06/20/2035 505,078
1,150,000 Series 2025-3-C 5.43%
(a)
09/20/2035 1,145,416
Willis Engine Structured Trust V ,
186,488 Series 2020-A-C 6.66%
(a)
03/15/2045 184,704
Total Asset-Backed Obligations
(Cost $19,175,484) 19,249,985
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
COLLATERALIZED LOAN OBLIGATIONS 16.8%
Acore Issuer LLC ,
460,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.45%) 5.13%
(a)
08/20/2043 460,573
ACRES LLC ,
370,000 Series 2025-FL3-A
(CME Term SOFR 1
Month + 1.62%) 5.30%
(a)
08/18/2040 370,940
Anthelion CLO Ltd. ,
500,000 Series 2025-1A-A1
(CME Term SOFR 3
Month + 1.50%) 5.17%
(a)
07/20/2036 500,477
Apidos Loan Fund Ltd. ,
500,000 Series 2024-1A-D1R
(CME Term SOFR 3
Month + 2.70%) 6.37%
(a)
10/25/2038 496,537
Arbor Realty Collateralized Loan Obligation Ltd. ,
450,000 Series 2025-BTR1-A
(CME Term SOFR 1
Month + 1.93%) 5.60%
(a)
01/20/2041 450,750
Arbor Realty Commercial Real Estate Notes LLC ,
387,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.17%
(a)
09/20/2043 387,483
Arbor Realty Commercial Real Estate Notes Ltd. ,
116,022 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor) 5.12%
(a)
01/15/2037 116,169
AREIT Ltd. ,
74,148 Series 2023-CRE8-A
(CME Term SOFR 1
Month + 2.11%) 5.79%
(a)
08/17/2041 74,241
Bain Capital Credit CLO Ltd. ,
500,000 Series 2021-1A-AR
(CME Term SOFR 3
Month + 0.94%) 4.61%
(a)
04/18/2034 499,341
1,000,000 Series 2025-3A-D1
(CME Term SOFR 3
Month + 2.85%) 6.52%
(a)
07/23/2038 991,325
BDS LLC ,
530,000 Series 2025-FL16-C
(CME Term SOFR 1
Month + 2.10%) 5.78%
(a)
06/19/2043 529,210
Benefit Street Partners CLO 41 Ltd. ,
1,000,000 Series 2025-41A-A
(CME Term SOFR 3
Month + 1.30%) 4.97%
(a)
07/25/2038 1,000,513
BSPRT Issuer LLC ,
480,000 Series 2026-FL13-A
(CME Term SOFR 1
Month + 1.50%) 0.00%
(a)
10/18/2043 481,200
BSPRT Issuer Ltd. ,
429,096 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 5.93%
(a)
09/15/2035 430,189
250,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor) 6.94%
(a)
09/15/2035 250,794

Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Canyon Capital CLO Ltd. ,
500,000 Series 2021-1A-E
(CME Term SOFR 3
Month + 6.67%) 10.34%
(a)
04/15/2034 432,935
Canyon CLO Ltd. ,
500,000 Series 2021-3A-ER
(CME Term SOFR 3
Month + 6.00%) 9.67%
(a)
07/15/2034 448,410
Carlyle US CLO Ltd. ,
500,000 Series 2018-4A-D1R
(CME Term SOFR 3
Month + 3.10%) 6.77%
(a)
10/17/2037 500,289
500,000 Series 2024-2A-D
(CME Term SOFR 3
Month + 3.85%) 7.52%
(a)
04/25/2037 500,283
500,000 Series 2026-1A-D1
(CME Term SOFR 3
Month + 2.60%) 0.00%
(a)
04/25/2039 496,752
CarVal CLO IX-C Ltd. ,
500,000 Series 2024-1A-B
(CME Term SOFR 3
Month + 2.10%) 5.77%
(a)
04/20/2037 499,379
1,000,000 Series 2024-1A-D
(CME Term SOFR 3
Month + 3.90%) 7.57%
(a)
04/20/2037 1,002,561
Clover CLO LLC ,
500,000 Series 2018-1A-A1RR
(CME Term SOFR 3
Month + 1.53%) 5.20%
(a)
04/20/2037 500,382
Elmwood CLO 28 Ltd. ,
500,000 Series 2024-4A-E
(CME Term SOFR 3
Month + 6.00%) 9.67%
(a)
04/17/2037 479,772
Empower CLO Ltd. ,
500,000 Series 2024-1A-D1
(CME Term SOFR 3
Month + 3.75%) 7.42%
(a)
04/25/2037 500,040
FS Rialto ,
78,902 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 5.01%
(a)
05/16/2038 78,997
270,000 Series 2021-FL2-B
(CME Term SOFR 1
Month + 2.01%) 5.69%
(a)
05/16/2038 270,667
194,725 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 5.04%
(a)
11/16/2036 195,140
388,000 Series 2021-FL3-AS
(CME Term SOFR 1
Month + 1.66%) 5.34%
(a)
11/16/2036 388,571
FS Rialto Issuer LLC ,
360,000 Series 2026-FL11-C
(CME Term SOFR 1
Month + 2.05%) 5.73%
(a)
01/19/2044 361,117
GoldenTree Loan Management US CLO 14 Ltd. ,
1,000,000 Series 2022-14A-DR
(CME Term SOFR 3
Month + 3.00%) 6.67%
(a)
07/20/2037 1,001,230
GoldenTree Loan Management US CLO 22 Ltd. ,
500,000 Series 2024-22A-D
(CME Term SOFR 3
Month + 2.85%) 6.52%
(a)
10/20/2037 496,121
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GPMT Ltd. ,
165,337 Series 2021-FL3-AS
(CME Term SOFR 1
Month + 1.96%) 5.64%
(a)
07/16/2035 165,625
470,372 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 5.14%
(a)
12/15/2036 471,844
300,000 Series 2021-FL4-B
(CME Term SOFR 1
Month + 2.06%) 5.74%
(a)
12/15/2036 299,074
GS REFT Issuer Ltd. ,
387,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.17%
(a)
04/19/2043 387,968
Harvest US CLO Ltd. ,
500,000 Series 2024-1A-D
(CME Term SOFR 3
Month + 4.50%) 8.17%
(a)
04/18/2037 499,542
Juniper Valley Park CLO Ltd. ,
1,000,000 Series 2023-1A-ARR
(CME Term SOFR 3
Month + 1.08%) 4.75%
(a)
07/20/2036 999,037
Katayma CLO II Ltd. ,
500,000 Series 2024-2A-A1
(CME Term SOFR 3
Month + 1.65%) 5.32%
(a)
04/20/2037 500,494
500,000 Series 2024-2A-D
(CME Term SOFR 3
Month + 4.50%) 8.17%
(a)
04/20/2037 499,057
KREF Ltd. ,
150,616 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 4.86%
(a)
02/15/2039 150,972
500,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.09%
(a)
02/15/2039 500,874
LMNT CRE LLC ,
490,000 Series 2025-FL3-C
(CME Term SOFR 1
Month + 2.75%) 6.42%
(a)
07/21/2043 496,035
LoanCore Issuer Ltd. ,
76,819 Series 2021-CRE5-AS
(CME Term SOFR
1 Month + 1.86%,
1.86% Floor) 5.54%
(a)
07/15/2036 77,209
14,106 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.09%
(a)
11/15/2038 14,142
MF1 LLC ,
181,509 Series 2022-FL9-A
(CME Term SOFR 1
Month + 2.15%) 5.83%
(a)
06/19/2037 181,793
300,000 Series 2024-FL14-A
(CME Term SOFR 1
Month + 1.74%) 5.41%
(a)
03/19/2039 300,633
250,000 Series 2024-FL15-B
(CME Term SOFR 1
Month + 2.49%) 6.17%
(a)
08/18/2041 250,823
420,000 Series 2025-FL17-E
(CME Term SOFR 1
Month + 3.49%) 7.17%
(a)
02/18/2040 421,790

DoubleLine ETF Trust
Schedule of Investments DoubleLine Securitized Credit ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
530,000 Series 2026-FL21-C
(CME Term SOFR 1
Month + 1.95%) 5.63%
(a)
02/18/2041 531,949
MF1 Ltd. ,
310,000 Series 2021-FL7-C
(CME Term SOFR 1
Month + 2.16%) 5.84%
(a)
10/16/2036 310,174
MF1 Multifamily Housing Mortgage Loan Trust ,
250,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor) 5.54%
(a)
10/16/2036 250,319
OCP CLO Ltd. ,
500,000 Series
2024-31A-D1AR
(CME Term SOFR 3
Month + 2.50%) 6.17%
(a)
04/20/2039 494,126
Octagon 53 Ltd. ,
500,000 Series 2021-1A-E
(CME Term SOFR 3
Month + 6.76%) 10.43%
(a)
04/15/2034 393,435
Octagon 73 Ltd. ,
500,000 Series 2025-4A-D
(CME Term SOFR 3
Month + 2.80%) 6.65%
(a)
10/20/2038 497,422
Rockford Tower CLO Ltd. ,
1,000,000 Series 2024-1A-A1
(CME Term SOFR 3
Month + 1.61%) 5.28%
(a)
04/20/2037 1,000,825
Rockland Park CLO Ltd. ,
500,000 Series 2021-1A-A1R
(CME Term SOFR 3
Month + 1.30%) 4.97%
(a)
07/20/2038 500,517
RR 2 Ltd. ,
1,000,000 Series 2017-2A-DR
(CME Term SOFR 3
Month + 6.06%) 9.73%
(a)
04/15/2036 902,195
Sound Point CLO XXIV ,
500,000 Series 2019-3A-DR
(CME Term SOFR 3
Month + 3.76%) 7.43%
(a)
10/25/2034 451,476
Sound Point CLO XXVI Ltd. ,
1,000,000 Series 2020-1A-ER
(CME Term SOFR 3
Month + 7.12%) 10.79%
(a)
07/20/2034 838,941
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor) 7.18%
(a)
10/25/2034 471,772
STWD Ltd. ,
25,917 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 4.99%
(a)
04/18/2038 25,923
39,134 Series 2022-FL3-A
(SOFR 30 Day
Average + 1.35%,
1.35% Floor) 5.02%
(a)
11/15/2038 39,181
370,000 Series 2022-FL3-AS
(SOFR 30 Day
Average + 1.80%) 5.47%
(a)
11/15/2038 370,460
400,000 Series 2022-FL3-B
(SOFR 30 Day
Average + 1.95%) 5.62%
(a)
11/15/2038 400,998
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
TRTX Issuer Ltd. ,
250,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor) 5.83%
(a)
02/15/2039 250,311
450,000 Series 2022-FL5-B
(CME Term SOFR 1
Month + 2.45%) 6.13%
(a)
02/15/2039 450,832
Total Collateralized Loan Obligations
(Cost $30,075,113) 29,590,156
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 14.2%
ARDN Mortgage Trust ,
270,000 Series 2025-ARCP-A
(CME Term SOFR 1
Month + 1.75%) 5.42%
(a)
06/15/2035 269,369
BAMLL Commercial Mortgage Securities Trust ,
500,000 Series 2015-HAUL-B 4.31%
(a)
07/07/2043 488,514
BANK ,
339,155 Series 2019-BN19-A2 2.93% 08/15/2061 324,699
350,000 Series
2021-BN34-ASB 2.19% 06/15/2063 331,254
BANK5 ,
500,000 Series 2024-5YR11-A3 5.89% 11/15/2057 519,426
350,000 Series 2024-5YR9-C 6.42%
(b)
08/15/2057 356,822
190,000 Series 2025-5YR15-D 4.00%
(a)
07/15/2058 167,388
392,000 Series 2025-5YR16-AS 5.75%
(b)
08/15/2063 401,943
500,000 Series 2025-5YR17-AS 5.63%
(b)
11/15/2058 510,747
160,000 Series 2026-5YR20-A3 5.10% 02/15/2059 162,461
4,727,916 Series 2026-5YR20-XA 1.31%
(b)(c)
02/15/2059 262,923
10,931,000 Series 2026-5YR21-XA 1.00%
(b)(c)
04/15/2059 384,042
BBCMS Mortgage Trust ,
387,000 Series 2024-5C25-AS 6.36%
(b)
03/15/2057 401,606
11,248,519
Series 2024-5C27-XA
0.81%
(a)
(b)(c)
07/15/2057 254,412
500,000 Series 2025-5C37-AS 5.38%
(b)
09/15/2058 506,870
450,000 Series 2025-5C38-B 5.72%
(b)
11/15/2058 457,590
3,580,000 Series 2025-5C38-XA 1.46%
(b)(c)
11/15/2058 211,769
3,179,000
Series 2025-C32-XD
2.31%
(a)
(b)(c)
02/15/2062 509,610
326,000 Series 2026-5C40-B 5.78%
(b)
02/15/2059 330,930
5,903,661 Series 2026-5C40-XA 1.23%
(b)(c)
02/15/2059 311,619
Benchmark Mortgage Trust ,
375,000 Series 2019-B13-A3 2.70% 08/15/2057 353,181
5,598,906 Series 2020-B22-XA 1.49%
(b)(c)
01/15/2054 316,654
100,000 Series 2024-V6-AS 6.38% 03/15/2057 103,497
350,000 Series 2024-V9-A3 5.60% 08/15/2057 359,287
140,000 Series 2025-V16-AS 5.86%
(b)
08/15/2058 144,904
3,940,000 Series 2025-V17-XA 1.51%
(b)(c)
09/15/2058 231,450
287,000 Series 2025-V18-AS 5.59% 10/15/2058 291,820
363,000 Series 2026-V21-A3 5.13% 03/15/2031 367,483
4,526,000 Series 2026-V21-XA 1.65%
(b)(c)
11/15/2030 286,587
BMO Mortgage Trust ,
250,000 Series 2024-5C6-A3 5.32% 09/15/2057 254,595
390,000 Series 2025-5C10-AS 5.95%
(b)
05/15/2058 403,660
250,000 Series 2025-5C11-D 4.50%
(a)
07/15/2058 220,468
7,580,548 Series 2025-5C11-XA 1.11%
(b)(c)
07/15/2058 325,641
500,000 Series 2025-5C12-AS 5.56% 10/15/2058 511,057
BPR Commercial Mortgage Trust ,
200,000 Series 2025-STAR-A 4.62%
(a)(b)
11/05/2042 198,566
BSTN Commercial Mortgage Trust ,
200,000 Series 2025-HUB-A 4.57%
(a)(b)
04/13/2041 199,974

Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BX Commercial Mortgage Trust ,
216,645 Series 2021-ACNT-B
(CME Term SOFR 1
Month + 1.36%) 5.04%
(a)
11/15/2038 216,559
265,636 Series 2024-MF-C
(CME Term SOFR 1
Month + 1.94%) 5.61%
(a)
02/15/2039 266,001
290,000 Series 2026-ALOHA-D
(CME Term SOFR 1
Month + 2.15%) 0.00%
(a)
04/15/2043 290,725
270,000 Series 2026-CSMO-C
(CME Term SOFR 1
Month + 2.00%) 5.67%
(a)
02/15/2043 270,818
370,000 Series 2026-XL6-C
(CME Term SOFR 1
Month + 1.60%) 5.27%
(a)
03/15/2043 367,472
BX Trust ,
188,093 Series 2025-ARIA-C 5.52%
(a)(b)
12/13/2042 187,731
270,000 Series 2026-CART-C
(CME Term SOFR 1
Month + 1.55%) 5.22%
(a)
02/15/2036 268,197
BXP Trust ,
200,000 Series 2017-GM-C 3.42%
(a)(b)
06/13/2039 195,295
Citigroup Commercial Mortgage Trust ,
270,000 Series 2023-SMRT-B 5.85%
(a)(b)
10/12/2040 273,932
Commercial Mortgage Trust ,
401,603 Series 2016-DC2-B 4.73%
(b)
02/10/2049 401,973
CSAIL Commercial Mortgage Trust ,
367,924 Series 2017-CX9-A4 3.18% 09/15/2050 363,869
CSMC Trust ,
139,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 123,583
FS Trust ,
270,000 Series 2026-HULA-A
(CME Term SOFR 1
Month + 1.45%) 5.13%
(a)
03/15/2041 270,343
GS Mortgage Securities Trust ,
375,000 Series 2013-GC13-B 3.86%
(a)(b)
07/10/2046 367,963
GSMS Trust ,
200,000 Series 2026-DAWN-A 5.82%
(a)(b)
04/10/2043 199,983
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
420,000 Series 2015-JP1-AS 4.12%
(b)
01/15/2049 416,445
1,000,000 Series 2019-UES-G 4.45%
(a)(b)
05/05/2032 932,022
JPMBB Commercial Mortgage Securities Trust ,
287,609 Series 2014-C23-UH5 4.71%
(a)
09/15/2047 287,131
3,903 Series 2015-C27-A4 3.18% 02/15/2048 3,846
406,157 Series 2015-C30-AS 4.23%
(b)
07/15/2048 399,740
KIND Commercial Mortgage Trust ,
200,000 Series 2024-1-A (CME
Term SOFR 1 Month
+ 1.89%) 5.56%
(a)
08/15/2041 200,166
LBTY Commercial Mortgage Trust ,
100,000 Series 2026-225L-C 5.08%
(a)(b)
02/10/2043 98,469
MHP Commercial Mortgage Trust ,
230,000 Series 2021-STOR-A
(CME Term SOFR 1
Month + 0.81%) 4.49%
(a)
07/15/2038 229,920
Morgan Stanley Bank of America Merrill Lynch Trust ,
359,000 Series 2025-5C1-C 6.64%
(b)
03/15/2058 370,658
300,000 Series 2025-5C2-C 5.74%
(b)
11/15/2058 294,726
Morgan Stanley Capital I Trust ,
300,000 Series 2016-UB11-AS 2.98% 08/15/2049 297,321
NYC Commercial Mortgage Trust ,
250,000
Series 2026-7W34-A 4.87%
(a)(b)
02/05/2041 249,369
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PLYM Commercial Mortgage Trust ,
270,000 Series 2026-IND-C
(CME Term SOFR 1
Month + 1.65%) 5.32%
(a)
03/15/2043 268,171
SFO Commercial Mortgage Trust ,
250,000 Series 2021-555-A
(CME Term SOFR 1
Month + 1.26%) 4.94%
(a)
05/15/2038 249,743
SREIT Trust ,
300,000 Series 2021-MFP2-B
(CME Term SOFR 1
Month + 1.29%) 4.96%
(a)
11/15/2036 299,876
UBS Commercial Mortgage Trust ,
422,000 Series 2018-C13-B 4.79%
(b)
10/15/2051 400,394
VEGAS Trust ,
115,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 115,308
Velocity Commercial Capital Loan Trust ,
129,753 Series 2019-1-M4 4.61%
(a)(b)
03/25/2049 117,276
72,938 Series 2019-1-M5 5.70%
(a)(b)
03/25/2049 64,847
113,743 Series 2019-1-M6 6.79%
(a)(b)
03/25/2049 98,455
Wells Fargo Commercial Mortgage Trust ,
489,610 Series 2019-C50-A4 3.47% 05/15/2052 477,353
2,050,000
Series 2024-C63-XD
2.30%
(a)
(b)(c)
08/15/2057 310,638
10,304,895 Series 2025-5C3-XA 0.81%
(b)(c)
01/15/2058 288,944
500,000 Series 2025-5C6-AS 5.58%
(b)
10/15/2058 509,097
4,446,990 Series 2025-5C6-XA 1.37%
(b)(c)
10/15/2058 235,605
400,000 Series 2025-5C7-B 5.86%
(b)
12/15/2058 405,488
280,000 Series 2025-VTT-C 5.45%
(a)(b)
03/15/2038 280,651
150,000 Series 2026-1250B-A 4.83%
(a)(b)
03/10/2041 148,684
540,000 Series 2026-5C8-A3 5.03% 03/15/2059 545,812
360,000 Series 2026-5C8-C 5.55% 03/15/2059 352,850
6,070,000 Series 2026-5C8-XA 1.58%
(b)(c)
03/15/2059 355,292
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $25,531,147) 25,101,559
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 33.1%
Angel Oak Mortgage Trust ,
1,750,000 Series 2026-1-M1 5.53%
(a)(b)
02/25/2071 1,721,613
Aspire Mortgage Trust ,
1,750,000 Series 2026-1-M1 5.40%
(a)(b)
01/25/2066 1,755,182
BRAVO Residential Funding Trust ,
1,300,000 Series
2026-NQM1-M1 5.65%
(a)(b)
12/25/2065 1,292,438
COLT Mortgage Loan Trust ,
1,750,000 Series 2026-2-M1 5.42%
(a)(b)
03/25/2071 1,760,610
Connecticut Avenue Securities Trust ,
1,250,000 Series 2023-R01-
1M2 (SOFR 30 Day
Average + 3.75%) 7.41%
(a)
12/25/2042 1,300,513
1,300,000 Series 2024-R01-
1M2 (SOFR 30 Day
Average + 1.80%,
1.80% Floor) 5.46%
(a)
01/25/2044 1,311,722
1,000,000 Series 2024-R02-
1B1 (SOFR 30 Day
Average + 2.50%) 6.16%
(a)
02/25/2044 1,013,841
1,200,000 Series 2024-R03-
2M2 (SOFR 30 Day
Average + 1.95%) 5.61%
(a)
03/25/2044 1,203,489
1,250,000 Series 2024-R04-
1B1 (SOFR 30 Day
Average + 2.20%) 5.86%
(a)
05/25/2044 1,264,802

DoubleLine ETF Trust
Schedule of Investments DoubleLine Securitized Credit ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,435,557 Series 2024-R05-
2M2 (SOFR 30 Day
Average + 1.70%,
1.90% Floor) 5.36%
(a)
07/25/2044 1,438,774
Cross Mortgage Trust ,
528,860 Series 2024-H1-A1 6.09%
(a)(d)
12/25/2068 531,448
CSMC Trust ,
1,372,000 Series 2021-NQM4-B2 4.18%
(a)(b)
05/25/2066 1,062,230
Deephaven Residential Mortgage Trust ,
1,750,000 Series 2026-INV1-M1 5.77%
(a)(b)
12/25/2070 1,733,276
EFMT ,
1,168,524 Series 2025-INV5-A3 5.38%
(a)(d)
12/25/2070 1,165,205
1,200,000 Series 2025-INV5-M1 5.84%
(a)(b)
12/25/2070 1,191,538
1,026,791 Series 2025-NQM2-A3 5.95%
(a)(d)
06/25/2070 1,031,123
1,250,000 Series
2025-NQM2-M1A 6.27%
(a)(b)
06/25/2070 1,259,488
1,500,000 Series
2025-NQM5-M1 5.77%
(a)(b)
11/25/2070 1,491,978
1,500,000 Series
2026-NQM3-M1 5.70%
(a)(b)
03/25/2071 1,497,879
FHLMC STACR REMICS Trust ,
1,200,000 Series 2024-DNA1-M2
(SOFR 30 Day
Average + 1.95%) 5.61%
(a)
02/25/2044 1,211,516
MFA Trust ,
1,141,615 Series 2025-NQM5-A3 5.44%
(a)(d)
11/25/2070 1,145,225
1,200,000 Series
2025-NQM5-M1 5.89%
(a)(b)
11/25/2070 1,205,752
Morgan Stanley Residential Mortgage Loan Trust ,
1,500,000 Series
2026-NQM1-M1 5.67%
(a)(b)
12/25/2070 1,481,266
New Residential Mortgage Loan Trust ,
1,750,000 Series
2026-NQM2-M1 5.48%
(a)(b)
12/25/2065 1,711,031
OBX Trust ,
550,951 Series
2024-NQM10-A1 6.18%
(a)(d)
05/25/2064 556,660
1,750,000 Series 2026-R1-M1 5.56%
(a)(b)
01/25/2063 1,754,373
PFP Ltd. ,
298,659 Series 2024-11-B
(CME Term SOFR 1
Month + 2.49%) 6.16%
(a)
09/17/2039 299,317
PRPM LLC ,
1,081,284 Series 2025-4-A1 6.18%
(a)(d)
06/25/2030 1,080,161
1,100,000 Series 2025-6-A2 8.33%
(a)(d)
08/25/2028 1,100,254
1,200,000 Series 2025-7-A2 7.45%
(a)(d)
08/25/2030 1,197,240
PRPM Trust ,
1,300,000 Series 2025-NQM3-B1 6.89%
(a)(b)
05/25/2070 1,301,974
Santander Mortgage Asset Receivable Trust ,
1,200,000 Series 2025-NQM6-B1 6.82%
(a)(b)
11/25/2065 1,195,622
1,750,000 Series
2026-NQM1-M1 5.80%
(a)(b)
11/25/2065 1,732,572
1,750,000 Series
2026-NQM2-M1 5.69%
(a)(b)
01/25/2066 1,725,912
SG Residential Mortgage Trust ,
1,250,000 Series 2021-1-B2 4.30%
(a)(b)
07/25/2061 964,987
Verus Securitization Trust ,
1,500,000 Series 2021-3-B2 3.96%
(a)(b)
06/25/2066 1,165,766
1,000,000 Series 2024-1-M1 6.67%
(a)(b)
01/25/2069 1,003,740
1,250,000 Series 2024-6-M1 6.18%
(a)(b)
07/25/2069 1,253,979
1,290,682 Series 2025-10-A2 5.21%
(a)(d)
06/25/2070 1,288,162
1,290,682 Series 2025-10-A3 5.37%
(a)(d)
06/25/2070 1,289,166
1,925,200 Series 2025-11-A3 5.27%
(a)(d)
11/25/2070 1,915,031
500,000 Series 2025-11-B1 6.41%
(a)(b)
11/25/2070 493,390
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,100,000 Series 2025-3-B1 7.49%
(a)(b)
05/25/2070 1,113,029
1,156,660 Series 2025-R2-A3 5.34%
(a)(d)
07/25/2067 1,152,300
1,200,000 Series 2025-R2-M1 5.82%
(a)(b)
07/25/2067 1,203,836
1,750,000 Series 2026-1-M1 5.67%
(a)(b)
01/25/2071 1,730,447
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $59,310,540) 58,299,857
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 19.7%
FHLMC ,
19,207,000 Series 2021-P010-X 0.91%
(b)(c)
10/25/2029 473,278
FHLMC REMICS ,
993,547 Series 5004-LS (SOFR
30 Day Average +
6.04%, 6.15% Cap) 2.37%
(c)
07/25/2050 120,197
7,045,514 Series 5038-IQ 2.50%
(c)
10/25/2050 1,074,653
3,428,450 Series 5112-SC (SOFR
30 Day Average +
2.50%, 2.50% Cap) 0.00%
(c)
06/25/2051 1,770
3,075,660 Series 5127-AI 3.00%
(c)
06/25/2051 532,988
3,221,257 Series 5166-DI 3.00%
(c)
09/15/2048 384,990
2,529,821 Series 5547-QI 3.00%
(c)
04/25/2051 449,249
FHLMC UMBS ,
1,528,609 Pool SD6509 6.00% 08/01/2054 1,563,815
1,961,931 Pool SL2062 5.50% 07/01/2055 2,013,485
3,059,669 Pool SL2456 5.50% 08/01/2055 3,096,259
2,779,539 Pool SL3050 5.50% 09/01/2055 2,833,871
FNMA REMICS ,
884,666 Series 2020-54-AS
(SOFR 30 Day
Average + 6.04%,
6.15% Cap) 2.37%
(c)
08/25/2050 105,372
2,867,720 Series 2020-75-WI 2.50%
(c)
11/25/2050 448,529
1,116,358 Series 2020-77-S
(SOFR 30 Day
Average + 4.15%,
4.15% Cap) 0.49%
(c)
11/25/2050 48,098
3,440,546 Series 2020-80-IB 2.50%
(c)
11/25/2050 546,496
890,494 Series 2020-M10-X2 1.72%
(b)(c)
12/25/2030 47,310
3,321,027 Series 2021-20-PI 2.50%
(c)
04/25/2051 517,049
2,756,271 Series 2021-3-MI 3.50%
(c)
02/25/2051 529,710
1,790,255 Series 2021-43- 2.50%
(c)
06/25/2051 276,405
3,629,319 Series 2021-85-IN 2.50%
(c)
02/25/2050 576,471
2,911,513 Series 2022-68-FB
(SOFR 30 Day
Average + 0.87%,
6.00% Cap) 4.53% 10/25/2052 2,883,892
3,528,333 Series 2024-22-IE 2.50%
(c)
11/25/2050 561,743
415,081 Series 2024-32- 2.50%
(c)
04/25/2051 63,001
5,172,314 Series 437-C2 1.50%
(c)
03/25/2052 489,187
GNMA ,
1,058,372 Series 2015-124-AF
(CME Term SOFR
1 Month + 0.36%,
6.50% Cap) 4.04% 09/20/2045 1,033,004
1,786,451 Series 2020-138-IL 3.50%
(c)
09/20/2050 341,378
1,396,541 Series 2020-142-SD
(CME Term SOFR
1 Month + 6.19%,
6.30% Cap) 2.51%
(c)
09/20/2050 186,862
2,577,405 Series 2020-151-TI 2.50%
(c)
10/20/2050 363,479
3,661,281 Series 2020-167-DI 2.50%
(c)
11/20/2050 532,763
3,442,550 Series 2020-173-AI 2.50%
(c)
11/20/2050 499,218

Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
830,495 Series 2020-189-SP
(CME Term SOFR
1 Month + 6.19%,
6.30% Cap) 2.51%
(c)
12/20/2050 114,184
1,843,282 Series 2020-196-DI 2.50%
(c)
12/20/2050 257,100
2,994,186 Series 2021-125-
AS (SOFR 30 Day
Average + 3.25%,
3.25% Cap) 0.00%
(c)
07/20/2051 26,655
2,204,345 Series 2021-15-PI 3.00%
(c)
01/20/2051 347,665
2,075,937 Series 2021-189- 0.88%
(b)(c)
06/16/2061 127,812
2,283,758 Series 2021-2- 0.88%
(b)(c)
06/16/2063 143,353
2,522,243 Series 2021-46-ES
(CME Term SOFR
1 Month + 2.69%,
2.80% Cap) 0.00%
(c)
03/20/2051 12,524
3,595,818 Series 2021-59-S
(SOFR 30 Day
Average + 2.60%,
2.60% Cap) 0.00%
(c)
04/20/2051 15,129
3,231,995 Series 2021-80- 0.90%
(b)(c)
12/16/2062 216,750
1,321,177 Series 2021-98-SB
(CME Term SOFR
1 Month + 6.19%,
6.30% Cap) 2.51%
(c)
06/20/2051 152,701
4,009,296 Series 2022-105- 2.50%
(c)
06/20/2051 582,079
25,730,665 Series 2022-109- 0.62%
(b)(c)
08/16/2064 1,302,286
827,760 Series 2022-112-AI 2.50%
(c)
10/20/2050 124,126
21,730,148 Series 2022-13- 0.83%
(b)(c)
01/16/2063 1,313,346
21,764,746 Series 2022-21- 0.79%
(b)(c)
10/16/2063 1,307,389
366,960 Series 2022-218-IB 3.00%
(c)
07/20/2050 64,358
17,900,742 Series 2022-67- 0.90%
(b)(c)
08/16/2063 1,292,822
30,246,441 Series 2022-77- 0.51%
(b)(c)
09/16/2063 1,329,924
3,874,160 Series 2022-83- 2.50%
(c)
11/20/2051 551,162
2,971,444 Series 2023-19-GI 3.00%
(c)
11/20/2051 421,681
2,149,687 Series 2023-79-JI 2.50%
(c)
02/20/2051 294,478
1,653,695 Series 2024-13-IA 3.00%
(c)
05/20/2051 268,633
8,098,353 Series 2024-156-IA 0.87%
(b)(c)
07/16/2066 553,875
3,583,301 Series 2024-158- 1.08%
(b)(c)
12/16/2065 273,544
672,487 Series 2024-170- 1.00%
(b)(c)
03/16/2066 48,356
1,208,509 Series 2024-170-AI 0.76%
(b)(c)
10/16/2065 73,050
2,726,742 Series 2024-24-DI 3.50%
(c)
11/20/2051 483,003
3,225,872 Series 2024-6-BI 3.00%
(c)
12/20/2051 471,500
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $35,805,121) 34,764,007
SHORT TERM INVESTMENTS 5.7%
10,123,973 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.60%
(e)
10,123,973
Total Short Term Investments
(Cost $10,123,973) 10,123,973
Total Investments 100.4%
(Cost $180,021,378) 177,129,537
Liabilities in Excess of Other Assets (0.4)% (636,483)
NET ASSETS 100.0% $176,493,054

DoubleLine ETF Trust
Schedule of Investments DoubleLine Securitized Credit ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
March 31, 2026
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to approximately $116,697,627 or 66.12%
of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

Annual Financial Statements and Other Information
|
March 31, 2026

Statement of Assets and Liabilities
The accompanying notes are an integral part of these financial statements.
March 31, 2026
DoubleLine
Securitized
Credit ETF
#
ASSETS
Investments in Unaffiliated Securities, at Value* $ 167,005,564
Short Term Investments* 10,123,973
Interest and Dividends Receivable 1,146,518
Total Assets 178,276,055
LIABILITIES
Payable for Investments Purchased 1,657,457
Advisory Fees Payable 73,106
Due to Custodian 29,785
Merger Expenses 22,653
Total Liabilities 1,783,001
Commitments and Contingencies (See Notes 2)
Net Assets $ 176,493,054
NET ASSETS CONSISTS OF:
Paid-In Capital $ 198,560,651
Total Distributable Earnings (Loss) (See Note 8) (22,067,597)
Net Assets $ 176,493,054
*Identified Cost:
Investments in Unaffiliated Securities $ 169,897,405
Short Term Investments 10,123,973
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 7,088,959
Net Asset Value Per Share $ 24.90
#
  The Fund acquired all the assets and liabilities of the DoubleLine Securitized Credit Fund ("Predecessor Fund"), formerly known as the DoubleLine
Income Fund, in a reorganization that occurred as of the close of business on January 30, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF") as of that date and, as result of the Reorganization, adopted the financial history of Class I Shares of the Predecessor Fund.
See Notes to Financial Statements for further Information on the Reorganization.

Statement of Operations

DoubleLine ETF Trust
For the year ended March 31, 2026
The accompanying notes are an integral part of these financial statements.
DoubleLine
Securitized
Credit ETF
#
INVESTMENT INCOME
Income:
Interest $ 8,245,340
Dividends from Unaffiliated Securities 392,955
Total Investment Income 8,638,295
Expenses:
Management Fees 668,608
Sub-Transfer Agent Expenses 73,796
Transfer Agent Expenses 10,846
Administration, Fund Accounting and Custodian Fees 87,189
Distribution Fees 24,757
Shareholder Reporting Expenses 5,964
Registration Fees 76,720
Professional Fees 67,229
Trustees Fees 1,921
Insurance Expenses 3,864
Miscellaneous Expenses 159,559
Total Expenses 1,180,453
Less: Fees Waived (177,707)
Net Expenses 1,002,746
Net Investment Income (Loss) 7,635,549
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities 156,692
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (1,357,644)
Net Realized and Unrealized Gain (Loss) on Investments (1,200,952)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 6,434,597
#
The Fund acquired all the assets and liabilities of the DoubleLine Securitized Credit Fund ("Predecessor Fund"), formerly known as the DoubleLine Income Fund, in a reorganization that occurred as of the close of business on January 30, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF")
as of that date and, as result of the Reorganization, adopted the financial history of Class I Shares of the Predecessor Fund. See Notes to Financial Statements for
further Information on the Reorganization.

Annual Financial Statements and Other Information
|
March 31, 2026

Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements.
DoubleLine Securitized Credit ETF
#
Year Ended March
31, 2026
Year Ended March
31, 2025
OPERATIONS
Net Investment Income (Loss) $ 7,635,549 $ 6,365,208
Net Realized Gain (Loss) on Investments 156,692 (1,407,141)
Net Change in Unrealized Appreciation (Depreciation) on Investments (1,357,644) 3,599,201
Net Increase (Decrease) in Net Assets Resulting from Operations 6,434,597 8,557,268
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (7,471,518) (6,872,041)
Total Distributions to Shareholders (7,471,518) (6,872,041)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 115,537,931 69,502,866
Reinvested Dividends 5,517,360 5,730,244
Cost of  Shares Redeemed (55,553,950) (57,344,891)
Class N:
Proceeds from Shares Issued — 13,818,615
Reinvested Dividends — 511,969
Cost of  Shares Redeemed — (5,631,304)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 65,501,341 26,587,499
Total Increase (Decrease) in Net Assets $ 64,464,420 $ 28,272,726
NET ASSETS
Beginning of Period $ 112,028,634 $ 83,755,908
End of Period $ 176,493,054 $ 112,028,634
SHARE TRANSACTIONS
Shares Issued 4,602,801 8,778,087
Shares Reinvested 220,205 724,690
Shares Redeemed (2,218,502) (7,220,335)
Class N:
Shares Issued — 1,736,985
Shares Reinvested — 64,522
Shares Redeemed — (709,092)
#
The Fund acquired all the assets and liabilities of the DoubleLine Securitized Credit Fund ("Predecessor Fund"), formerly known as the DoubleLine Income Fund, in a reorganization that occurred as of the close of business on January 30, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF")
as of that date and, as result of the Reorganization, adopted the financial history of Class I Shares of the Predecessor Fund. See Notes to Financial Statements for
further Information on the Reorganization.
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Financial Highlights

DoubleLine ETF Trust
March 31, 2026
The accompanying notes are an integral part of these financial statements.
DoubleLine Securitized Credit ETF
Year Ended
March 31, 2026
(a)
Year Ended
March 31, 2025
(a)
Year Ended
March 31, 2024
(a)
Year Ended
March 31, 2023
(a)
Year Ended
March 31, 2022
(a)
Net Asset Value, Beginning of Period
(b)
$ 24.99 $ 24.55 $ 23.70 $ 27.14 $ 29.21
Income (Loss) from Investment Operations:
(b)
Net Investment Income (Loss)
(c)
1.43 1.54 1.45 1.26 1.32
Net Gain (Loss) on Investments (Realized and
Unrealized) (0.11) 0.54 1.19 (3.44) (1.97)
Total from Investment Operations 1.32 2.08 2.64 (2.18) (0.65)
Less Distributions:
(b)
Distributions from Net Investment Income (1.41) (1.64) (1.79) (1.26) (1.39)
Distribution in Excess — — — — (0.03)
Total Distributions (1.41) (1.64) (1.79) (1.26) (1.42)
Net Asset Value, End of Period
(b)
$ 24.90 $ 24.99 $ 24.55 $ 23.70 $ 27.14
Total Return
(d)
5.37% 8.75% 11.67% (8.10)% (2.42)%
Supplemental Data:
Net Assets, End of Period (000's) $ 176,493 $ 99,290 $ 79,772 $ 50,732 $ 89,732
Ratios to Average Net Assets:
Expenses Before Advisory Fees (Waived) and Other
Fees (Reimbursed)/Recouped 0.85% 0.83% 0.88% 0.83% 0.72%
Expenses After Investment Advisory Fees (Waived) 0.72% 0.83% 0.88% 0.83% 0.72%
Expenses After Advisory Fees (Waived) and Other Fees
(Reimbursed)/Recouped
(e)
0.72% 0.65% 0.65% 0.65% 0.65%
Net Investment Income (Loss)
(e)
5.70% 6.19% 6.13% 5.01% 4.55%
Portfolio Turnover Rate
(d)
57% 31% 66% 23% 14%
(a)
The Fund acquired all the assets and liabilities of the DoubleLine Securitized Credit Fund ("Predecessor Fund"), formerly known as the DoubleLine Income
Fund, in a reorganization that occurred as of the close of business on January 30, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF") as of that date and, as result of the Reorganization, adopted the financial history of Class I Shares of the Predecessor Fund.
See Notes to Financial Statements for further Information on the Reorganization. For the fiscal years ended March 31, 2022, 2023, 2024, and 2025, the information presented was audited by the independent registered public accounting firm of the Predecessor Fund.
(b)
Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of January 30, 2026. As further described in Fund
Reorganization footnote, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization.
All financial information prior to the reorganization is that of the Predecessor Fund.
(c)
Calculated based on average shares outstanding during the period.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.

Annual Financial Statements and Other Information
|
March 31, 2026

Notes to Financial Statements
March 31, 2026
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of March 31, 2026, the Trust consists of ten series. These Financial Statements are for DoubleLine Securitized Credit ETF (the “Fund”). DoubleLine Securitized Credit ETF (the
"Fund") is the successor to DoubleLine Securitized Credit Fund (the "Predecessor Fund"), following the reorganization of the
Predecessor Fund into the Fund (Footnote 12). Prior to its name change on Aug 19, 2025, the Predecessor Fund was known as
DoubleLine Income Fund.
The Fund is managed by DoubleLine ETF Adviser LP (the “Adviser”), which is registered as an investment Adviser with the U.S.
Securities and Exchange Commission. The Fund offers one class of shares.
The Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S.
Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of the fund’s total assets is not subject to this limitation.
Effective January 30, 2026, DoubleLine Securitized Credit Fund, a series of DoubleLine Funds Trust ("the Predecessor Fund"), reorganized into the newly created DoubleLine Securitized Credit ETF. The Predecessor Fund, which had a different independent registered public accounting firm, was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund reflects the financial information of the Predecessor Fund through January 30, 2026 (See Note
12). For the fiscal years ended March 31, 2022, 2023, 2024, and 2025, the information presented was audited by the independent registered public accounting firm of the Predecessor Fund.
The Fund’s investment objectives and dates the Fund commenced operations and public trading are as follows:
The fiscal year end for the Fund is March 31, and the year covered by these Financial Statements is for the year ended March 31,
2026 (the "year end").
2. Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services
– Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of
America (“US GAAP”).
A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the year ended March 31, 2026. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Fund Name Investment Objective
Commencement of
Operations as an ETF
1
Commencement of
Public Trading as an
ETF
1
Commencement of
Predecessor Fund
Investment Operations
DoubleLine Securitized Credit ETF
Provide income as a primary
investment objective and total
return as a secondary investment
objective
January 30, 2026
February 2, 2026 September 3, 2019
1
On January 30, 2026, the Fund acquired all of the assets and assumed all of the liabilities of the DoubleLine Securitized Credit Fund (the “Predecessor Fund”) pursuant to an agreement and plan of reorganization approved by the board of DoubleLine Funds Trust and the Board of Trustees of the Trust on August 19, 2025. See Note 12.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
March 31, 2026
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Fund's holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund's may value such investments based on appraisals conducted by an independent valuation Advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors.
These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded.
Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its Adviser as the
“Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Notes to Financial Statements
(Cont.)
March 31, 2026
Annual Financial Statements and Other Information
|
March 31, 2026

performed by the Valuation Designee in accordance with Rule 2a-5. The Adviser, as the Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of March 31, 2026:
B. Federal Income Taxes.  The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.
The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures
(“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Management has analyzed the Fund's tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the period. The Fund identifies its major tax jurisdictions as U.S. Federal, the
State of Florida and the State of Delaware. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.
D. Dividends and Distributions to Shareholders.   Dividends from net investment income will be declared and paid monthly. The
Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US
GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-
in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent year. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.
Category
DoubleLine Securitized
Credit ETF
Investments in Securities
Level 1
Money Market Funds $ 10,123,973
Total Level 1 10,123,973
Level 2
Non-Agency Residential Collateralized
Mortgage Obligations 58,299,857
US Government and Agency Mortgage
Backed Obligations 34,764,007
Collateralized Loan Obligations 29,590,156
Non-Agency Commercial Mortgage Backed
Obligations 25,101,559
Asset Backed Obligations 19,249,985
Total Level 2 167,005,564
Level 3 —
Total $ 177,129,537

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
March 31, 2026
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
E. Use of Estimates.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The NAV is typically calculated on days when the New York Stock Exchange ("NYSE") opens for regular trading.
G. Unfunded Loan Commitments.  The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. As of the year ended March 31, 2026, the Fund had no unfunded positions.
H. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund have not had prior claims or losses pursuant to these contracts.
I. Mortgage Dollar Rolls. The Fund have entered into mortgage dollar roll transactions of TBA securities which the Fund sell a TBA mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund's portfolio turnover rate.
J. Segment Reporting. The Fund have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity's reportable segments.
The Fund operates as a single operating segment, which is an investment portfolio. The Trust's president and principal executive officer and the Trust's treasurer and principal financial and accounting officer together serve as the Fund's chief operating decision maker (“CODM”). The Fund's total returns, expense ratios, and changes in net assets, which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the
Fund's financial statements and financial highlights. Segment assets are reflected in the Fund's Statement of Assets and Liabilities as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in the Fund's accompanying Statement of Operations.
3. Related Party Transactions
The Trust and the Adviser entered into an Investment Management Agreement, under the terms of which the Adviser manages the investment of the assets of the Fund, place orders for the purchase and sale of its portfolio securities, and is responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for their services, the Adviser is entitled to a monthly fee at the annual rates of the average daily net assets of the Fund in the following table. The
Adviser will pay all operating expenses of the Fund, except the Advisory fees, interest expenses, dividends and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, acquired fund fees and expenses, accrued deferred tax liabilities, distribution fees or expenses, and any extraordinary expenses (such as litigation).
Prior to January 30, 2026, DoubleLine Securitized Credit Fund (the "Predecessor Fund") paid an Advisory fee to DoubleLine Capital
LP (the “Prior Adviser”), accrued daily and paid monthly, by applying the annual rate of 0.50% to the average net assets of the
Advisory Fee*
DoubleLine Securitized Credit ETF 0.49%
* Predecessor fund advisory fee was 0.50%.

Notes to Financial Statements
(Cont.)
March 31, 2026
Annual Financial Statements and Other Information
|
March 31, 2026

Predecessor Fund determined as of the close of each business day. Prior to January 30, 2026, the Predecessor Fund paid the Prior
Adviser $531, 813. The Prior Adviser had contractually agreed to limit certain of the Predecessor Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets did not exceed 0.65% for Class I and 0.90% for Class N. For the purposes of the expense limitation agreement between the Prior Adviser and the Predecessor Fund, “ordinary operating expenses” excluded taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. The Predecessor Fund’s expense limitation was expected to apply until at least August 1, 2026. The expense limitation could be terminated during the term only by a majority vote of the disinterested Trustees of the Board. Prior to January 30,
2026, the Prior Advisor waived $177,707 of the Predecessor Fund’s expenses.
If the Fund invested in other investment vehicles sponsored by an Adviser (“other DoubleLine Funds”) during the period, such
Adviser waived its Advisory fee to the Fund in an amount equal to the Advisory fees paid to the Adviser by the other DoubleLine
Funds in respect of Fund assets so invested. The Adviser may not seek reimbursement from the Fund with respect to any Advisory fees waived. Accordingly, as of the year ended March 31, 2026, the Fund did not have investments in other DoubleLine Funds.
4. Distribution Fees
Foreside Fund Services, LLC serves as the Fund's Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, the Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such services, the Fund would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event the
Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund and may cost you more than other types of sales charges.
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A. provides fund accounting, fund administrative and transfer agency services to the Fund pursuant to the Fund Services Agreement. JPMorgan Chase Bank, N.A. serves as the Fund's Custodian pursuant to a Custody Agreement. Foreside
Fund Services, LLC serves as the Fund's distributor pursuant to a Distribution Agreement.
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or “ETF.” The Fund will only issue or redeem shares aggregated into blocks of 20,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with Foreside Fund Services, LLC as the Fund’s distributor (the “Distributor”). An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation Units. The
Fund will issue or redeem Creation Units in return for a basket of securities and/ or cash (including any portion of such securities for which cash may be substituted) that the Fund specifies each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery.
Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the New York Stock Exchange ("NYSE"). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Authorized
Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation
Units, including Creation Units for cash.
Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
March 31, 2026
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the year ended March 31, 2026 were as follows:
For the period ended March 31, 2026, there were no Investment related In-Kind transactions.
8. Income Tax Information and Distributions to Shareholders
The tax character of distributions for the Fund were as follows:
The cost basis of investments for federal income tax purposes as of March 31, 2026 were as follows:
As of March 31, 2026 year end, the components of accumulated earnings (losses) for income tax purposes were as follows:
For the tax year ended March 31, 2026, the Fund had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains.
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Securitized Credit ETF $ 132,797,397 $ 71,675,846 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Year Ended
March 31, 2026
Year Ended
March 31, 2025
Ordinary Income Ordinary Income
DoubleLine Securitized Credit ETF $ 7,471,518 $ 6,872,041
DoubleLine
Securitized Credit
ETF
Tax Cost of Investments $ 180,041,101
Gross Tax Unrealized Appreciation 984,174
Gross Tax Unrealized Depreciation (3,895,738)
Net Tax Unrealized Appreciation
(Depreciation) (2,911,564)
DoubleLine
Securitized Credit
ETF
Net Tax Unrealized Appreciation
(Depreciation) $ (2,911,564)
Undistributed Ordinary Income 898,539
Undistributed Long Term Capital
Gains —
Total Distributable Earnings 898,539
Other Accumulated Gains (Losses) (20,054,572)
Total Accumulated Earnings (Losses) (22,067,597)

Notes to Financial Statements
(Cont.)
March 31, 2026
Annual Financial Statements and Other Information
|
March 31, 2026

Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses and prior period adjustments. For the year ended March 31, 2026, the following table shows the reclassifications made:
9. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $1,921 from the Fund for the year ended March 31, 2026. In prior years, certain trustees elected to defer the cash payment of part or all of their compensation. The
Fund had deferred balance of $901 prior to Reorganization and it was paid out before January 30, 2026. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.
10. To-Be-Announced Securities
The Fund may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities
such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-
backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
11. Principal Risks
Active Management Risk: The risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/
or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
Asset-Backed Securities Investment Risk: the risk that borrowers may default on the obligations that underlie the asset-
backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
Cash Position Risk: The risk that to the extent that the Fund holds assets in cash, cash equivalents, and other shortterm investments, the ability of the Fund to meet its objective may be limited. Cash equivalents and other short-term investments include short-term U.S. Treasury securities, commercial paper, repurchase agreements and money market funds.
Cash Transactions Risk:   Unlike most other ETFs, the Fund may, from time to time, effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales
Capital Loss
Carryforward
Utilized Capital
Loss
Carryforward Expires
DoubleLine Securitized Credit ETF $ (20,054,572) $ 128,897 Indefinite
Undistributed
(Accumulated) Net
Investment Income
(Loss)
Accumulated Net
Realized Gain (Loss)
Paid In
Capital
DoubleLine Securitized Credit ETF $ 623,481 $ (623,483) $ 2

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
March 31, 2026
that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Collateralized Debt Obligations Risk: The risks of an investment in a collateralized debt obligation (" CDO ") depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations, collateralized loan obligations and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Counterparty Risk: The risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the
Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
Debt Securities Risks
Credit Risk: The risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the
Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the
Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as "high yield" securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
Extension Risk: Refers to the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. The values of interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumption about those investments.
Interest Rate Risk: The risk that debt instruments will change invalue because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.
Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration.
The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The U.S.
government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity

Notes to Financial Statements
(Cont.)
March 31, 2026
Annual Financial Statements and Other Information
|
March 31, 2026

of securities in which the Fund invests. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
Prepayment Risk.   The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
Defaulted Securities Risk: The significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
Derivatives Risk: The risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
Emerging Markets Country Risk: The risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/
or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.
ETF related risks:
Authorized Participant Concentration Risk:   As an ETF, the Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.” Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Secondary Market Trading Risk:  As an ETF, shares of the Fund trade on an exchange, the NYSE Arca, Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
Absence of Active Market: Although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the Fund's shares trading at a premium or discount to NAV.
Early Close/Trading Halt/Delisting Risk: Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
March 31, 2026
continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
Trading in fund shares is subject to expenses: Most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."
Fund shares may be sold short: Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
Fund shares may trade at prices other than NAV : Shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling
Fund shares.
Financial Services Risk: The risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: ( i ) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
Focused Investment Risk: The risk that the fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to the fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
Foreign Currency Risk:   The risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.
Foreign Investing Risk: The risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may

Notes to Financial Statements
(Cont.)
March 31, 2026
Annual Financial Statements and Other Information
|
March 31, 2026

be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and non-U.S. taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
High Yield Risk:  The risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
Inflation-Indexed Bond Risk: The risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Investment Company and Exchange-Traded Fund Risk: The risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determine to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other investment vehicles sponsored or advised by the Adviser or a related party of the Adviser over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
Large Transactions Risk:  The risk that certain account holders, including the Adviser or funds or accounts over which the
Adviser(or related parties of the Adviser) have investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the
Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the
Adviser would not otherwise choose to do so. In addition, a large number of shareholders collectively may purchase or sell
Fund shares in large amounts rapidly or unexpectedly. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Shareholder redemptions can only be effected in Creation Units.
Leverage Risk:    The risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund's portfolio, and the risk of loss in excess of invested capital.
Limited Operating History Risk:   The risk that the Fund that has recently been formed has a limited operating history to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
Liquidity Risk: The risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the
Fund has placed on the investment.
Loan Risk:  The risk that ( i ) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund's rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
March 31, 2026
prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The Fund may invest in loans directly or indirectly by investing in shares of another investment company and in either case will be subject to the risks described above.
Market Risk:  The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, which may only occur in Creation Units. To satisfy such redemptions, the Fund may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. The U.S. government and the U.S.
Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Mortgage-Backed Securities Risk:   The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.
Operational And Information Security Risks:  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The rapid development and increasingly widespread use of artificial intelligence in the financial services industry, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seek to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Real Estate Sector Risk:   The risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment

Notes to Financial Statements
(Cont.)
March 31, 2026
Annual Financial Statements and Other Information
|
March 31, 2026

available to REITs under the Internal Revenue Code or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
Restricted Securities Risk: the risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
Securities or Sector Selection Risk:    The risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
Short Position Risk:  The risk that an increase in the value of an instrument, index or interest rate with respect to which the
Fund has established a short position will result in a loss to the Fund.
Structured Products and Structured Notes Risk:  The risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique.
Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
U.S. Government Securities Risk:  The risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of
U.S. government securities.
Valuation Risk:  The risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's NAV. The valuation of the Fund's investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of the Fund's portfolio, resulting in the dilution of shareholder interests.
12. Fund Reorganization
On January 30, 2026, the DoubleLine Securitized Credit ETF acquired all of the assets and assumed all of the liabilities of the
DoubleLine Securitized Credit Fund, formerly known as the DoubleLine Income Fund ("Predecessor Fund") pursuant to an agreement and plan of reorganization approved by the board of DoubleLine Funds Trust and the Board of Trustees of the Trust on August 19,
2025 (the “Reorganization”). The Reorganization was accomplished by a tax-free exchange as follows:
On the close of business on January 30, 2026, 19,417,915 shares of Class I and Class N of the Predecessor Fund, valued at
$154,236,268, were outstanding. After the Reorganization, the Fund had 6,168,958 shares outstanding valued at $154,223,950.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
March 31, 2026
The investment portfolio of the Predecessor Fund, with a value of $146,822,678 and identified cost of $148,117,932, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Historical share transaction and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been reflected in the statement of operations since January 30, 2026, for the Fund.
The Predecessor Fund and the Acquiring Fund ("DoubleLine Securitized Credit ETF") had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Acquiring Fund’s financial statements and financial highlights.
13. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund's financial statements.
Before Reorganization After Reorganization
DoubleLine Securitized Credit Fund DoubleLine Securitized Credit ETF
Net Assets $ 154,236,268 $ 154,223,950
Shares Outstanding 19,417,915 6,168,958
Net Asset Value Per Share $ 7.94 $ 25.00
Net Unrealized Appreciation $ (1,295,254) $ (1,295,236)

Annual Report
|
March 31, 2026

Report of Independent Registered Public Accounting Firm
March 31, 2026
The Board of Trustees and Shareholders of DoubleLine Securitized Credit ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of DoubleLine Securitized Credit ETF (formerly DoubleLine
Securitized Credit Fund) (the “Fund”), including the schedule of investments, as of March 31, 2026, the related statements of operations, changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of DoubleLine Securitized Credit ETF as of March 31, 2026, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended March 31, 2025, and the financial highlights for each of the four years in the period ended March 31, 2025, before the effects of the adjustments to retrospectively adjust the financial highlights for the effect of the reorganization discussed in Note 12 to the financial statements, were audited by predecessor auditors whose report, dated May 21, 2025, expressed an unqualified opinion on those statements.
We have also audited the adjustments to the financial highlights for each of the four years in the period ended March 31, 2025 to retrospectively adjust the financial highlights to give effect to the reorganization discussed in Note 12 to the financial statements.
Our procedures included (1) comparing the amounts shown in the financial highlights to the Fund's underlying accounting analysis,
(2) comparing the previously reported financial highlights per the Fund's accounting analysis to the previously issued financial statements, and (3) recalculating the revised per share amounts to give effect to the change in capital structure and testing the mathematical accuracy of the underlying analysis. In our opinion, such retrospective adjustments are appropriate and have been properly applied. However, we were not engaged to audit, review, or apply any procedures to financial statements of the Fund for each of the four years in the period ended March 31, 2025 other than with respect to the retrospective adjustments, and accordingly, we do not express an opinion or any other form of assurance on the financial statements taken as a whole for each of the four years in the period ended March 31, 2025.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.
Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2026, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
May 28, 2026
We have served as the auditor of one or more affiliated investment companies of DoubleLine Funds investment companies since
2013.

Federal Tax Information

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
For the year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $545,500 for single individuals and $613,700 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2026 was as follows:
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal
Revenue Section 871(k)(2)(c) for the year ended March 31, 2026 for the Fund was as follows:
The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue
Section 871(k)(1)(c) for the year ended March 31, 2026 for the Fund was as follows:
Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.
Qualified Dividend Income
DoubleLine Securitized Credit ETF 0.00%
Dividends Received Deduction
DoubleLine Securitized Credit ETF 0.00%
Qualified Short-Term Gains
DoubleLine Securitized Credit ETF 0.00%
Qualified Interest Income
DoubleLine Securitized Credit ETF 74.68%

Annual Financial Statements and Other Information
|
March 31, 2026

Privacy Policy
March 31, 2026
At DoubleLine, we care about your privacy, value the trust you place in us when you share your personal information, and recognize the obligation to keep this information secure.
This notice provides information about how DoubleLine (“we,” “our,” and “us”) collects, uses, discloses, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Information We Collect or Receive About You
We may collect and retain certain non-public personal information about you, including your:
Contact information, such as your name, address, email address, your home and mobile telephone numbers;
 Personal information, such as your date of birth, social security number, driver’s license number, state identification card or passport number;
Account information, such as your account number, your balance, investment transaction activities (including to the extent necessary for our servicing of your account(s) with us);
Internet or other electronic network activity, but not limited to, browsing history, search history and information regarding your interaction with our website;
Financial information, such as your risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, and your bank details; and
Beneficial information, such as your family relationships, which may include your marital status, the identity of your spouse and dependents that you have.
How We Use Your Information
We collect only the information we need. DoubleLine does not sell your non-public personal information to any third parties. We may use the information we collect from you in a variety of ways, including:
To provide information and communicate with you including through emails and/or text messages;
To support our routine business operations (e.g., operate our websites, complete financial transactions that you request, etc.);
To promote our products and services;
To comply with applicable legal, regulatory and reporting obligations; and
To create and maintain records to the extent necessary for account servicing, process transactions, and for third-party delivery services.
Where We Obtain Your Information
Depending on your relationship with DoubleLine, we may collect or receive information about you directly from you and from other sources including from:
Your account application, your employer, retirement plan sponsors, financial intermediaries and service providers; and
Cookies, beacons, pixel tags and other similar technologies linked to your IP address, web browser, social media and other online service providers.
What is the Legal Basis for Collecting and Processing Your Information
We may collect your information for the following basis:
Administration of our funds and business;
Performance of the contract we have with you;
Processing for the proper administration of our website;
Compliance with a legal and regulatory obligation;
Consent, where required by applicable law; or
Consent, to the processing where it is entirely voluntary, and not necessary or compulsory in any way.
If you have provided consent to processing and subsequently withdraw that consent, we may still process your personal data where we have another lawful basis for doing so, provided that you have not expressly asked us to stop processing your personal data.
Where we need to collect personal data by law or under the terms of a contract that we have with you and you fail to provide that personal data when requested, we may not be able to perform the contract we have with you.

Privacy Policy
(Cont.)

DoubleLine ETF Trust
March 31, 2026
If you require further details about the specific lawful basis that we are relying on to process any personal data, please contact us
(see Contact Us below).
Information Collected From Cookies
Our website may collect certain information about you through the use of cookies to help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate your use of the domain, compile statistical reports on domain activity and provide other services related to our website. To read Google’s security and privacy policies and adjust your privacy setting, please go to https://policies.google.com/privacy?hl=en.#infochoices. You can choose not to have your data used by Google
Analytics by downloading their opt-out browser add-on. To download the opt-out browser, please go to: https://tools.google.com/
dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.
com/privacy/opt-out.html.
Information We May Disclose
We do not share your information with nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information. We may disclose your personal data to our affiliates or third parties, as follows:
To provide services essential to day-to-day running of our business, to process account transactions and maintain your account(s) that you request or authorize;
To disclose your name and address to companies for the limited purpose of mailing account related materials such as shareholder reports to you;
To alert a customer about other financial products and services offered by DoubleLine;
If DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request, disclosing information in connection with legal proceedings such as responding to a subpoena;
If you are enrolled in a retirement plan offered by a plans sponsor (your employer or former employer), your personal information may be shared with the plan’s third-party administrator, advisors and other service providers as authorized or directed by the plan sponsor; and
We may share your personal data with third parties to whom we may choose to sell, transfer or merge parts of our business or our assets (including in relation to restructuring/insolvency situations). Alternatively, we may seek to acquire other businesses or merge with them. If a change happens to our business, then the new owners may use your personal data in the same way as set out in this privacy notice. Your personal data may be a transferred asset in any sale of all or part of our business.
If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us (see Contact Us below). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.
Notice Related to the California Consumer Privacy Act (CCPA) and to “Natural Persons” Residing in the State of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information.

Privacy Policy
(Cont.)
March 31, 2026
Annual Financial Statements and Other Information
|
March 31, 2026

Please review the following applicable California privacy notice that is available at the link below, or by contacting us (see Contact Us below).
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
Notice to “Natural Persons” Residing in the European Economic Area (the “EEA”)
This section applies to the collection, receipt or other processing by or on behalf of us of personal data (as defined in the European
Data Privacy Laws) of individuals in respect of the European Economic Area (“EEA”) and/or the United Kingdom (“UK”).
We will process your personal data in accordance with applicable privacy laws, including without limitation, where applicable,
General Data Protection Regulation (Regulation (EU) 2016/679) (“EU GDPR”), the EU GDPR as it forms part of the laws of England and
Wales, Scotland and Northern Ireland by virtue of section 3 of the European Union Withdrawal Act 2018 (“UK GDPR”), the UK Data
Protection Act 2018, the Privacy and Electronic Communications (EC Directive) Regulations 2003, (the “European Data Privacy Laws”).
We are the data controller of your personal data, meaning that we determine the purposes and means of the processing of your personal data. Full details of the types of personal data we process, our lawful bases for processing and how we may share your personal data are set out further above.
If you reside in the EEA or the UK, we may transfer your personal information outside the EEA or UK, and will ensure that it is protected and transferred in a manner consistent with applicable European Data Privacy Laws. This can be done in a number of different ways, for instance:
The country to which we send the personal information may have been assessed by the European Commission (or such other competent EEA authority) or the UK Information Commissioner’s Office, as applicable, as providing an “adequate”
level of protection for personal data; or
The recipient may have signed a contract based on standard contractual clauses approved by the European Commission and the UK Information Commissioner’s Office, as applicable.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA or the UK. In all cases, however, any transfer of your personal information will be compliant with applicable European Data Privacy Laws. Should you wish to obtain a copy of the appropriate or suitable safeguards we have adopted where required to do so under the European
Privacy Laws or would like to know where they have been made available, please contact us (see Contact Us below).
Notice to Investors in Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, (As Revised) of the Cayman Islands.
Privacy for Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 16 years of age, and we do not knowingly collect any personal information from an individual under 16. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please notify us (see Contact Us below). We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.

Privacy Policy
(Cont.)

DoubleLine ETF Trust
March 31, 2026
Retention of Personal Information and Security
Your personal information will be retained for as long as required:
For the purposes for which the personal information was collected;
In order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
As required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to,
U.S. laws and regulations applicable to our business.
Access to and Control of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information that we process about you:
The right to limit the use and disclosure of Sensitive Personal Information;
The right to know what personal information we have collected, used or disclosed about you;
The right to access and port personal information;
The right to opt out of the selling and sharing of personal information;
The right to correct personal information about you;
The right to object to processing of personal information;
The right to request that we delete personal information we have collected, used or disclosed about you;
The right to restrict/suspend processing of your personal data, where you don’t want it to be deleted;
The right to withdraw consent at any time where we are relying on consent to process your personal data; and
The right to be free from discrimination for exercising any of the rights above.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. If you are an investor in the DoubleLine funds, certain of the rights described above that may apply to DoubleLine customers outside the United States may not apply to you. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
Submitting Requests
If you wish to exercise any of the rights set out above, please contact us (see Contact Us below). We will endeavor to respond within one month of receiving the request, unless the request is complex, in which case it may take longer. We may also need to request specific information from you to help confirm your identity and your right to access the relevant personal data (or to exercise any of its other rights). Please be aware that there are exceptions and exemptions that apply to some of the rights, which we will apply in accordance with the applicable European Data Privacy Laws (or other privacy laws). In particular, if you have provided consent to processing and subsequently withdraw that consent, we may still process that personal data where we have another lawful basis for doing so and your withdrawal does not affect the lawfulness of any processing carried out before you withdrew your consent.
Automated Decision-Making
We shall not make any decisions about you solely using automated decision making (including profiling) based on your personal data where such decision produces legal effects concerning you or similarly affects you.
Complaints
To the extent you believe we have not addressed your concerns or otherwise choose to do so, you have the right under European
Data Privacy Laws to lodge a complaint with your competent EEA or UK data protection authority, as applicable. In respect of the UK, the UK Information Commissioner’s Office contact details are available at www.ico.org.uk.
Contact Us
DoubleLine offers several options for exercising your rights. Please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Annual Financial Statements and Other Information
|
March 31, 2026

Form N-CSR – Items 8-11
March 31, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies .
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statement filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract .
Board Considerations Regarding the Approval of the Advisory Agreement for the DoubleLine Securitized Credit ETF
At a meeting held on August 19, 2025 (the “August Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of DoubleLine
ETF Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of
1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), voting separately, approved the investment advisory agreement (the “Advisory Agreement”) between DoubleLine ETF Adviser LP (the “Adviser”) and the Trust, on behalf of a new series of the Trust, the DoubleLine Securitized Credit ETF (the “Fund”).
The Trustees met with personnel from the Adviser’s various functional groups and reviewed detailed information, presented both orally and in writing, regarding the services proposed to be performed by the Adviser for the benefit of the Fund, the Adviser’s proposed investment program for the Fund, the proposed fees and estimated expenses of the Fund, and the operations of the
Fund. The Trustees also considered the operational structure of the Adviser, as well as the personnel, services, and resources the
Adviser provides under the Advisory Agreement. The Trustees also considered that the Fund was being organized as a shell fund to receive the assets and liabilities of the DoubleLine Securitized Credit Fund (the “Target Fund”) in a tax-free reorganization, subject to approval by the shareholders of the Target Fund.
In determining to approve the Advisory Agreement, each Trustee evaluated the information provided to the Board at the August
Meeting relating to the Advisory Agreement, as well as other information provided by the Adviser to the Trustees throughout the year, including through the Trustees’ ongoing interactions with the Adviser. In all of their deliberations regarding the Advisory
Agreement, the Independent Trustees were advised by independent legal counsel and also met with independent legal counsel outside the presence of management specifically to review and consider information related to the Advisory Agreement.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the
Independent Trustees in determining to approve the Advisory Agreement in their reasonable business judgment. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling.
Nature, Extent, and Quality of Services to be Provided by the Adviser
The Trustees considered the nature, extent, and quality of the services expected to be provided by the Adviser to the Fund, including the terms of the proposed Advisory Agreement, the expertise and experience of investment personnel, the resources of the Adviser, and the broader compliance history and compliance program of the Adviser complex. The Trustees noted that the non-fee terms of the Agreements were substantially the same as those of the investment management agreements in effect for the most recently launched exchange-traded funds (“ETFs”) within the Trust.
In their evaluation of the services proposed to be provided by the Adviser, the Trustees considered that the Adviser will provide a full investment program for the Fund, including a number of back-office services, valuation services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting services, and supervision and monitoring of the Fund’s other service providers. The Trustees also considered the nature, extent, and structure of the compliance procedures and the trading capabilities of the Adviser. The Trustees considered the quality and depth

Form N-CSR – Items 8-11
(Cont.)

DoubleLine ETF Trust
of personnel, resources, and compliance policies and procedures in light of the Fund’s investment strategy and the Adviser’s duties under the proposed Advisory Agreement.
The Board also considered the performance record, experience, and expertise of the firm’s portfolio management personnel, including, among others, those who would serve as portfolio managers for the Fund. The Trustees also considered performance information for a comparable separately managed account with a similar investment strategy to the Fund and the Target Fund, each of which is managed by DoubleLine Capital LP, another investment adviser within the DoubleLine group of companies. Additionally, the Board considered the responses of the Adviser to a detailed series of questions, which included information about the investment advisory services to be provided by the Adviser to the Fund.
Based on the factors above and those discussed below, and in light of the Board’s satisfaction with the services provided by the
Adviser to the other series of the Trust, the Board concluded, within the context of its full deliberations, that the nature, extent, and quality of the services to be provided to the Fund by the Adviser supported the approval of the Advisory Agreement.
Costs of Advisory Services
In considering the management fees payable by the Fund to the Adviser, the Trustees reviewed a report prepared by ISS MI (formerly known as Strategic Insight) (the “Strategic Insight Report”) that compared, among other information, the Fund’s proposed gross management fee rate and estimated net total expense ratio against the gross management fee rate and net total expense ratio of a group of peers selected by ISS MI. The Trustees noted that the Strategic Insight Report indicated that the Fund’s proposed management fee under the Advisory Agreement was in the first quartile of the peer group and below the peer group median.
In reviewing the Strategic Insight Report, the Trustees considered the Fund’s unitary fee structure, pursuant to which the Adviser bears substantially all ordinary operating expenses of the Fund, subject to certain exceptions enumerated below in exchange for the payment of the unitary fee by the Fund, and noted that this structure was comparable to the structure employed by certain peers but different from the structure employed by peers that separated management fees from other operating expenses. The Trustees also considered the unitary fee in light of the services proposed to be provided by the Adviser.
The Board considered that the Adviser would pay all operating expenses of the Fund, except for: ( i ) management fees; (ii) interest charges on any borrowings; (iii) dividends and other expenses on securities sold short; (iv) taxes; (v) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; (vi)
acquired fund fees and expenses; (vii) accrued deferred tax liabilities; (viii) distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (ix) any extraordinary expenses (such as litigation expenses).
The Trustees considered the Adviser’s pricing policy for its management fees and that the Adviser does not seek to be a lowest-cost provider, nor does it have a policy to set its management fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects the Adviser’s demonstrated significant expertise and experience in the investment strategies proposed to be pursued by the Fund.
The Board concluded, within the context of its full deliberations, that the proposed management fees were reasonable in light of the nature, extent, and quality of the services expected to be rendered by the Adviser.
Investment Performance, Profitability, and Economies of Scale
Because the Fund was new and had not commenced operations, it did not yet have its own investment performance record, although the Board took into account the performance of a comparable separately managed account and the Target Fund, over various time periods.
The Trustees noted that the investment strategy employed by the Target Fund was identical to the strategies proposed to be employed for the Fund and determined, within the context of their full deliberations, that the performance of the Target Fund was sufficient to support the approval of the Advisory Agreement.
Because the Fund was new, it was not possible to determine the profitability that the Adviser might achieve with respect to the
Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Nonetheless, the
Trustees considered an analysis prepared by the Adviser showing projected profitability with respect to the Fund over one-, two-, and

March 31, 2026
Annual Financial Statements and Other Information
|
March 31, 2026

three-year periods. The Trustees concluded that the projected profitability was reasonable in light of the nature, extent, and quality of the services to be provided by the Adviser. The Trustees also considered among other things information about both the direct and the indirect benefits to the Adviser. The Trustees considered other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential growth of the Fund.
In their evaluation of economies of scale, the Trustees considered management’s view that the proposed fees for the Fund are consistent with the Adviser’s pricing philosophy of proposing an initial fee structure that allows each ETF to be immediately competitive with its peers. The Trustees considered that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee structure provides a level of certainty in expenses for the Fund.
On the basis of these considerations as well as others, and in the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it would be appropriate to approve the Advisory Agreement for the Fund for an initial two-year period.

March 31, 2026
Investment Adviser:
DoubleLine ETF Adviser LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
(855) 937-0772
DL-ARFINANCIALS-DSCO
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.

(a)(1)      The Registrant’s Code of Ethics, as described in Item 2 of this Form, is filed herewith. ex99code.docx

(a)(2)      Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.ex99cert.docx

(a)(4)      Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)(5)      There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.ex99906cert.docx
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/ Ronald Redell
Ronald R. Redell
President and Principal Executive Officer
May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Ronald Redell
Ronald R. Redell
President and Principal Executive Officer
May 28, 2026

By:
/s/ Henry Chase
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
May 28, 2026